Trade and other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Trade payables	$ 47	$ 9,009	$ 11,788
Other tax and social security	3,167	439	1,471
Other creditors	774	593	733
Accruals	3,203	1,866	4,821
Deferred income	444	4	18
Total trade and other current payables	7,635	11,911	18,831
Non-current Liabilities
Trade payables		2,000
Deferred government grants			23
Total trade and other non-current payables		2,000	23
Unsecured convertible loan
Non-current Liabilities
Interest payable	$ 0	$ 500	$ 500